Taxes (Details) - Schedule of Income Tax Provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision (benefit) [Abstract]
Current			$ 350,642
Deferred	$ (79,088)	$ (146,200)	(309,763)
Total provision (benefit) for income taxes	$ (79,088)	$ (146,200)	$ 40,879